GOF-P5 04/26

SUPPLEMENT DATED APRIL 17, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

All changes described below are effective June 30, 2026

1. The following replaces the reference to John Wiley in the section titled “Fund Summary – Portfolio Managers” in the Summary Prospectus and Prospectus of each fund listed in Schedule A:

James Conn, CFA
Senior Vice President of Advisers and portfolio manager of the Fund since June 2026.

2. The following replaces the reference to John Wiley in the section titled “Fund Details – Management” in the Prospectus of each fund listed in Schedule A:

James Conn, CFA Senior Vice President of Advisers

Mr. Conn has been a portfolio manager of the Fund since June 2026. He joined Franklin Templeton in 1996.

3. The following replaces references to John Wiley in the table in the section titled “Management and Other Services – Portfolio managers” in the SAI of each fund listed in Schedule A:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
James Conn*	Registered Investment Companies	10	20,600.5	None	None
	Other Pooled Investment Vehicles	5	510.6	None	None
	Other Accounts	5	663.4	None	None

*Information is provided as of February 28, 2026.

4. The following replaces references to John Wiley in the table in the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the SAI of each fund listed in Schedule A:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
James Conn*	None

*Information is provided as of March 31, 2026.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Franklin California Tax-Free Income Fund	July 1, 2025

FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Intermediate-Term Tax-Free Income Fund	November 1, 2025

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Franklin New York Tax-Free Income Fund	July 1, 2025

FRANKLIN NEW YORK TAX-FREE TRUST

Fund	Date of Summary Prospectus, Prospectus and SAI
Franklin New York Intermediate-Term Tax-Free Income Fund	February 1, 2026

FRANKLIN TAX-FREE TRUST
Franklin Massachusetts Tax-Free Income Fund	July 1, 2025
Franklin Michigan Tax-Free Income Fund	July 1, 2025
Franklin Minnesota Tax-Free Income Fund	July 1, 2025
Franklin New Jersey Tax-Free Income Fund	July 1, 2025
Franklin Ohio Tax-Free Income Fund	July 1, 2025

Please retain this supplement for future reference.